Shareholder Report	6 Months Ended
Jan. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AMERICAN FUNDS TAX EXEMPT SERIES II / CA
Entity Central Index Key	0000794389
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
The Tax-Exempt Fund of California® - Class A [Member]
Shareholder Report [Line Items]
Fund Name	The Tax-Exempt Fund of California®
Class Name	Class A
Trading Symbol	TAFTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Tax-Exempt Fund of California (the "fund") for the period from August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a
hypothetical
$10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 30	0.58% *
*Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.58%	[1]
Net Assets	$ 3,518,000,000
Holdings Count | Holding	1,718
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 3,518
Total number of portfolio holdings	1,718
Portfolio turnover rate	13%

Holdings [Text Block]
Portfolio
quality
summary
*
(percent of net assets)
*
Bond ratings,
which
typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated“ category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.
†
Includes derivatives.

The Tax-Exempt Fund of California® - Class C [Member]
Shareholder Report [Line Items]
Fund Name	The Tax-Exempt Fund of California®
Class Name	Class C
Trading Symbol	TECCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Tax-Exempt Fund of California (the "fund") for the period from August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 69	1.33% *
*
Annualized
.

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.33%	[1]
Net Assets	$ 3,518,000,000
Holdings Count | Holding	1,718
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions )	$ 3,518
Total number of portfolio holdings	1,718
Portfolio turnover rate	13%

Holdings [Text Block]
Portfolio quality summary
*
(percent of net assets)
*
Bond
ratings
, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated“ category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.
†
Includes derivatives.

The Tax-Exempt Fund of California® - Class T [Member]
Shareholder Report [Line Items]
Fund Name	The Tax-Exempt Fund of California®
Class Name	Class T
Trading Symbol	TTCAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Tax-Exempt Fund of California (the "fund") for the period from August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 16	0.31% *
*
Annualized
.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.31%	[1]
Net Assets	$ 3,518,000,000
Holdings Count | Holding	1,718
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 3,518
Total number of portfolio holdings	1,718
Portfolio turnover rate	13%

Holdings [Text Block]
Portfolio quality summary
*
(percent of net assets)
*
Bond ratings,
which
typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated“ category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.
†
Includes derivatives.

The Tax-Exempt Fund of California® - Class F-1 [Member]
Shareholder Report [Line Items]
Fund Name	The Tax-Exempt Fund of California®
Class Name	Class F-1
Trading Symbol	TECFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Tax-Exempt Fund of California (the "fund") for the period from August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]
What
were
the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 35	0.68% *
*
Annualized
.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.68%	[1]
Net Assets	$ 3,518,000,000
Holdings Count | Holding	1,718
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 3,518
Total number of portfolio holdings	1,718
Portfolio turnover rate	13%

Holdings [Text Block]
Portfolio quality summary
*
(percent of net assets)
*
Bond
ratings
, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated“ category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.
†
Includes derivatives.

The Tax-Exempt Fund of California® - Class F-2 [Member]
Shareholder Report [Line Items]
Fund Name	The Tax-Exempt Fund of California®
Class Name	Class F-2
Trading Symbol	TEFEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Tax-Exempt Fund of California (the "fund") for the period from August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 21	0.41% *
*
Annualized
.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.41%	[1]
Net Assets	$ 3,518,000,000
Holdings Count | Holding	1,718
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 3,518
Total number of portfolio holdings	1,718
Portfolio turnover rate	13%

Holdings [Text Block]
Portfolio
quality summary
*
(percent of net assets)
*
Bond
ratings
, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated“ category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.
†
Includes derivatives.

The Tax-Exempt Fund of California® - Class F-3 [Member]
Shareholder Report [Line Items]
Fund Name	The Tax-Exempt Fund of California®
Class Name	Class F-3
Trading Symbol	EXCAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Tax-Exempt Fund of California (the "fund") for the period from August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 16	0.31% *
*Annualized.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.31%	[1]
Net Assets	$ 3,518,000,000
Holdings Count | Holding	1,718
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions )	$ 3,518
Total number of portfolio holdings	1,718
Portfolio turnover rate	13%

Holdings [Text Block]
Portfolio
quality
summary
*
(percent of net assets)
*
Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated“ category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.
†
Includes derivatives.

[1]	Annualized.